Operations And Organization	12 Months Ended
Dec. 31, 2016
Operations And Organization [Abstract]
Operations And Organization
OPERATIONS AND ORGANIZATION:
Financial Statement Presentation
The consolidated financial statements of Energy Transfer Equity, L.P. (the “Partnership,” “we” or “ETE”) presented herein for the years ended December 31, 2016, 2015, and 2014, have been prepared in accordance with GAAP and pursuant to the rules and regulations of the SEC. We consolidate all majority-owned subsidiaries and limited partnerships, which we control as the general partner or owner of the general partner. All significant intercompany transactions and accounts are eliminated in consolidation.
Unless the context requires otherwise, references to “we,” “us,” “our,” the “Partnership” and “ETE” mean Energy Transfer Equity, L.P. and its consolidated subsidiaries, which include ETP, ETP GP, ETP LLC, ETE Common Holdings, LLC, Panhandle (or Southern Union prior to its merger into Panhandle in January 2014), Sunoco Logistics, Sunoco LP and ETP Holdco. References to the “Parent Company” mean Energy Transfer Equity, L.P. on a stand-alone basis.
As discussed in Note 8, in January 2014 and July 2015, the Partnership completed two-for-one splits of ETE Common Units. All references to unit and per unit amounts in the consolidated financial statements and in these notes to the consolidated financial statements have been adjusted to reflect the effects of the unit splits for all periods presented.
The historical common units for ETP presented in these consolidated financial statements have been retrospectively adjusted to reflect the 1.5 to one unit-for-unit exchange in connection with the Sunoco Logistics Merger, defined below.
At December 31, 2016, our interests in ETP and Sunoco LP consisted of 100% of the respective general partner interests and IDRs, as well as 3.9 million ETP common units, 81.0 million ETP Class H units and 2.3 million Sunoco LP common units held by us or our wholly-owned subsidiaries. We also own 0.1% of Sunoco Partners LLC, the entity that owns the general partner interest and IDRs of Sunoco Logistics, while ETP owns the remaining 99.9% of Sunoco Partners LLC. Additionally, ETE owns 100 ETP Class I Units, the distributions from which offset a portion of IDR subsidies ETE has previously provided to ETP.
In April 2017, Energy Transfer Partners, L.P. and Sunoco Logistics completed a merger transaction (the “Sunoco Logistics Merger”) in which Sunoco Logistics acquired Energy Transfer Partners, L.P. in a unit-for-unit transaction. Prior to the Sunoco Logistics Merger, Sunoco Logistics was a consolidated subsidiary of Energy Transfer Partners, L.P. Under the terms of the transaction, the unitholders received 1.5 common units of Sunoco Logistics for each Energy Transfer Partners, L.P. common unit they owned. Under the terms of the merger agreement, Sunoco Logistics’ general partner was merged with and into ETP GP, with ETP GP surviving as an indirect wholly-owned subsidiary of ETE. Based on the number of Energy Transfer Partners, L.P. common units outstanding at the closing of the merger, Sunoco Logistics issued approximately 832 million Sunoco Logistics common units to Energy Transfer Partners, L.P. unitholders. In connection with the merger, the Energy Transfer Partners, L.P. Class H units were cancelled. The outstanding Energy Transfer Partners, L.P. Class E units, Class G units, Class I units and Class K units at the effective time of the merger were converted into an equal number of newly created classes of Sunoco Logistics units, with the same rights, preferences, privileges, duties and obligations as such classes of Energy Transfer Partners, L.P. units had immediately prior to the closing of the merger. Additionally, the outstanding Sunoco Logistics common units and Sunoco Logistics Class B units owned by Energy Transfer Partners, L.P. at the effective time of the merger were cancelled.
Prior to the Sunoco Logistics Merger, ETE owned 18.4 million Energy Transfer Partners, L.P. common units (representing 3.3% of the total outstanding common units), 81 million Energy Transfer Partners, L.P. Class H units and 100 Energy Transfer Partners, L.P. Class I units. In connection with the Sunoco Logistics Merger, the Class H units were cancelled, and ETE now owns 27.5 million ETP common units (representing 2.5% of the total outstanding common units) and 100 ETP Class I units. The ETP Class I units have the same rights, privileges, duties and obligations as those historically associated with the Class I units prior to the Sunoco Logistics Merger.
At the time of the Sunoco Logistics Merger, Energy Transfer Partners, L.P. changed its name from “Energy Transfer Partners, L.P.” to “Energy Transfer, LP” and Sunoco Logistics Partners L.P. changed its name to “Energy Transfer Partners, L.P.” Energy Transfer, LP is a wholly-owned subsidiary of Energy Transfer Partners, L.P. For purposes of maintaining clarity, the following references are used herein:

•	References to “ETLP” refer to the entity named Energy Transfer, LP subsequent to the close of the merger;

•	References to “Sunoco Logistics” refer to the entity named Sunoco Logistics Partners L.P. prior to the close of the merger; and

•	References to “ETP” refer to the consolidated entity named Energy Transfer Partners, L.P. subsequent to the close of the merger.
The consolidated financial statements of ETE presented herein include the results of operations of:

•	the Parent Company;

•	our controlled subsidiaries, ETP and Sunoco LP;

•	consolidated subsidiaries of our controlled subsidiaries and our wholly-owned subsidiaries that own general partner interests and IDR interests in ETP and Sunoco LP; and

•	our wholly-owned subsidiary, Lake Charles LNG.
Our subsidiaries also own varying undivided interests in certain pipelines. Ownership of these pipelines has been structured as an ownership of an undivided interest in assets, not as an ownership interest in a partnership, limited liability company, joint venture or other forms of entities. Each owner controls marketing and invoices separately, and each owner is responsible for any loss, damage or injury that may occur to their own customers. As a result, we apply proportionate consolidation for our interests in these entities.
Certain prior period amounts have been reclassified to conform to the 2016 presentation. These reclassifications had no impact on net income or total equity.
Business Operations
The Parent Company’s principal sources of cash flow are derived from its direct and indirect investments in the limited partner and general partner interests in ETP and Sunoco LP. The Parent Company’s primary cash requirements are for general and administrative expenses, debt service requirements and distributions to its partners. Parent Company-only assets are not available to satisfy the debts and other obligations of ETE’s subsidiaries. In order to understand the financial condition of the Parent Company on a stand-alone basis, see Note 17 for stand-alone financial information apart from that of the consolidated partnership information included herein.
ETP is a publicly traded partnership whose operations comprise the following:

•
the gathering and processing, compression, treating and transportation of natural gas, focusing on providing midstream services in some of the most prolific natural gas producing regions in the United States, including the Eagle Ford, Haynesville, Barnett, Fayetteville, Marcellus, Utica, Bone Spring, and Avalon shales;

•
intrastate transportation and storage natural gas operations that own and operate natural gas pipeline systems that are engaged in the business of purchasing, gathering, transporting, processing, and marketing natural gas and NGLs in the states of Texas, Louisiana, New Mexico and West Virginia;

•	interstate pipelines that are owned and operated, either directly or through equity method investments, that transport natural gas to various markets in the United States; and

•	a controlling interest in Sunoco Logistics, a publicly traded Delaware limited partnership that owns and operates a logistics business, consisting of crude oil, NGL and refined products pipelines.
Sunoco LP is a publicly traded partnership engaged in retail sale of motor fuels and merchandise through its company-operated convenience stores and retail fuel sites, as well as the wholesale distribution of motor fuels to convenience stores, independent dealers, commercial customers and distributors.
Lake Charles LNG operates a LNG import terminal, which has approximately 9.0 Bcf of above ground LNG storage capacity and re-gasification facilities on Louisiana’s Gulf Coast near Lake Charles, Louisiana. Lake Charles LNG is engaged in interstate commerce and is subject to the rules, regulations and accounting requirements of the FERC.
Our financial statements reflect the following reportable business segments:
•Investment in ETP, including the consolidated operations of ETP;
•Investment in Sunoco LP, including the consolidated operations of Sunoco LP;
•Investment in Lake Charles LNG, including the operations of Lake Charles LNG; and
•Corporate and Other including the following:
•activities of the Parent Company; and

•	the goodwill and property, plant and equipment fair value adjustments recorded as a result of the 2004 reverse acquisition of Heritage Propane Partners, L.P.